PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 168,655	$ 53,151	$ 368,362	$ 140,897	$ 213,823	$ 175,492